Convertible Preferred Stock (Tables)	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Schedule of Convertible Preferred Stock
As of December 31, 2022 and 2021, the Company’s Amended and Restated Articles of Incorporation designated and authorized the Company to issue up to 61,730,064 shares of convertible preferred stock which consisted of the following:

				Aggregate	Proceeds Net
		Shares	Per Share	Liquidation	of Issuance
	Authorized	Issued and	Liquidation	Amount	Costs
	Shares	Outstanding	Preference	(in thousands)	(in thousands)
Series Seed convertible preferred stock	14,507,038	14,507,038	$0.71	$10,300	$10,211
Series A convertible preferred stock	25,114,089	25,114,089	$1.80	45,300	45,170
Series B convertible preferred stock	22,108,937	22,108,937	$3.84	84,920	84,689

Total convertible preferred stock	61,730,064	61,730,064		$140,520	$140,070